Cover	5 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	BM Acquisition Corp, a Cayman Islands exempted company (the “Company”), filed a Registration Statement on Form S-1 on June 17, 2025 (Reg. No. 333-288106), which was amended by Amendment No. 1 to Form S-1 filed on July 25, 2025, Amendment No. 2 to Form S-1 filed on August 29, 2025 and Amendment No. 3 to Form S-1 filed on September 12, 2025, which was declared effective on September 30, 2025 (the “Registration Statement”). The Company filed a Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 on December 15, 2025, to amend the composition of the warrants underlying the public units and private units to a full warrant and to update the Company’s financial statements. The Company is filing this Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 to address a subsequent comment by the staff of the Securities and Exchange Commission.
Entity Registrant Name	BM Acquisition Corp.
Entity Central Index Key	0002071607
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 680, Jalan Batu 1 1/2
Entity Address, Address Line Two	Jalan Bangi
Entity Address, City or Town	Semenyih Selangor
Entity Address, Postal Zip Code	43500
City Area Code	+60
Local Phone Number	1731-69719
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false